Deferred Revenue	12 Months Ended
Feb. 28, 2022
Disclosure of deferred income [text block] [Abstract]
DEFERRED REVENUE

18. DEFERRED REVENUE

	As of February 28
Figures in Rand thousands	2022	2021

Beginning balance	246,765	208,782
Acquisition of subsidiary	2,678	–
Amounts deferred in current financial year	681,135	251,141
Amounts released to revenue in the current financial year	(603,201)	(211,484)
Translation adjustments	(973)	(1,674)
Ending balance	326,404	246,765

Non-current liabilities	108,256	85,655
Current liabilities	218,148	161,110
	326,404	246,765

Subscription revenues are billed monthly in advance and then recognized in revenue as the service is provided. Ownership of all telematics devices remain with the Group. Certain customers have paid for the service upfront and revenue is deferred and recognized over the expected term of the customer relationship, which is estimated to be 60 months.

The following table includes estimated revenue expected to be recognized in the future related to performance obligations that are unsatisfied or partially satisfied at the end of the reporting period.

	As of February 28
Figures in Rand thousands	2022	2021

Maturities analysis
– within one year	218,148	161,110
– within two to four years	103,026	81,055
– over four years	5,230	4,600
Present value of amounts received in advance	326,404	246,765